Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	LUMIRADX LIMITED
Entity Central Index Key	0001685428
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	45,241,767
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40852
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 1350
Entity Address, Address Line Two	Windward 3
Entity Address, Address Line Three	Regatta Office Park
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
Contact Personnel Name	Ocorian Trust (Cayman) Limited
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1118
Warrants Exercisable to Purchase Common Shares
Document Information [Line Items]
Trading Symbol	LMDXW
Title of 12(b) Security	Warrants exercisable to purchase common shares
Security Exchange Name	NASDAQ
Common Shares
Document Information [Line Items]
Trading Symbol	LMDX
Title of 12(b) Security	Common shares, par value $0.0000028 per share
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Waltham
Entity Address, Postal Zip Code	MA 02543
Entity Address State Or Province	MA
Contact Personnel Name	Dorian LeBlanc
City Area Code	888
Local Phone Number	586-4721